Postretirement Benefit Plans - Summary of Net Benefit Liability (Detail) - USD ($) $ in Millions	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Projected benefit obligations	$ 22,953	$ 406	$ 555
Fair value of assets	18,908	$ 63	$ 71
Net liability	4,045
Pension Plan [Member]
Projected benefit obligations	21,743
Fair value of assets	18,908
Net liability	2,835
Other Postretirement Benefits Plan [Member]
Projected benefit obligations	1,210
Fair value of assets	0
Net liability	$ 1,210